Shareholder Report, Line Graph (Details) - USD ($)	Apr. 25, 2023	Dec. 31, 2024	Dec. 31, 2023
C000241219
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Real Estate ETF
Account Value	$ 10,000	$ 11,816	$ 11,210
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	14,731	11,898
Beta Advantage® Lionstone Research Enhanced REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Lionstone Research Enhanced REIT Index
Account Value	$ 10,000	11,893	11,247
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Account Value	$ 10,000	$ 11,730	$ 11,180